SCHEDULE OF FAIR VALUE OF STOCK OPTIONS GRANTED ASSUMPTIONS (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Equity [Abstract]
Weighted-average grant date fair value per share	$ 8.14	$ 8.14
Risk-free interest rate, Minimum	0.76%	0.76%
Risk-free interest rate, Maximum	0.84%	0.84%
Dividend yield
Expected term (in years)	5 years	5 years
Volatility, Minimum	368.00%	368.00%
Volatility, Maximum	369.00%	369.00%